Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nysc.com

CERT NYS

02020553

1-14045

NYSE

March 6, 2002

RECD S.E.C.
MAR 0 6 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAR 0 8 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LaSalle Hotel Properties, 10 ¼% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, Liquidation Preference $25.00 Per Share, Par Value $.01 Per Share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 6, 2002. Tentative listing date – Not yet determined.

Sincerely,

Parat Madho